Shareholder Report, Holdings (Details)	May 31, 2026
C000233044 | 6570660 | Maruwa Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233044 | 0405207 | Halma PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233044 | 0427030 | Hill & Smith Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233044 | 6190563 | Chiba Bank Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233044 | 6567305 | Micronics Japan Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233044 | BNV08F0 | Ventia Services Group Pty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233044 | BDRXBF4 | TFI International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233044 | 6057378 | Asics Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233044 | B019MQ5 | Asahi Intecc Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233044 | B07DRZ5 | Recordati Industria Chimica e Farmaceutica SpA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233044 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233044 | France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233044 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233044 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000233044 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233044 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000233044 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000233044 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000233044 | Canada
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000233044 | Japan
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000233044 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233044 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233044 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233044 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233044 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233044 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000233044 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000233044 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000233044 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000233044 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000233044 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000233044 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000233044 | TechnologyBN0SDX8
Holdings [Line Items]
Percent of Total Investments	99.10%
C000233044 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	0.90%
C000233045 | 6570660 | Maruwa Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233045 | 0405207 | Halma PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233045 | 0427030 | Hill & Smith Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233045 | 6190563 | Chiba Bank Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233045 | 6567305 | Micronics Japan Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233045 | BNV08F0 | Ventia Services Group Pty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233045 | BDRXBF4 | TFI International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233045 | 6057378 | Asics Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233045 | B019MQ5 | Asahi Intecc Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233045 | B07DRZ5 | Recordati Industria Chimica e Farmaceutica SpA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233045 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233045 | France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233045 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233045 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000233045 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233045 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000233045 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000233045 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000233045 | Canada
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000233045 | Japan
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000233045 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233045 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233045 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000233045 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000233045 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000233045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000233045 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000233045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000233045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000233045 | TechnologyBN0SDX8
Holdings [Line Items]
Percent of Total Investments	99.10%
C000233045 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	0.90%
C000095114 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095114 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095114 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095114 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095114 | 95082P105 | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095114 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095114 | 445658107 | JB Hunt Transport Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095114 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095114 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095114 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095114 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000095114 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095114 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000095114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000095114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000095114 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000095114 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000095114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000095114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000095114 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	0.10%
C000095114 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	99.90%
C000109647 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109647 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109647 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109647 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109647 | 95082P105 | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109647 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109647 | 445658107 | JB Hunt Transport Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109647 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109647 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109647 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109647 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109647 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109647 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000109647 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109647 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000109647 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000109647 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109647 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109647 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000109647 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000109647 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000109647 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000109647 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	0.10%
C000109647 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	99.90%
C000124573 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124573 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124573 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124573 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124573 | 95082P105 | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124573 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124573 | 445658107 | JB Hunt Transport Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124573 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000124573 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124573 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124573 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000124573 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000124573 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000124573 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000124573 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124573 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000124573 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000124573 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000124573 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000124573 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000124573 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000124573 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000124573 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	0.10%
C000124573 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	99.90%
C000209896 | 95082P105 | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209896 | 000360206 | AAON, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209896 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209896 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209896 | 501242101 | Kulicke & Soffa Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209896 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209896 | 741511109 | PriceSmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209896 | 739276103 | Power Integrations, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209896 | 192422103 | Cognex Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209896 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209896 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209896 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209896 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209896 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209896 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000209896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000209896 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	0.50%
C000209896 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	99.50%
C000178802 | 95082P105 | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000178802 | 000360206 | AAON, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000178802 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000178802 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000178802 | 501242101 | Kulicke & Soffa Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000178802 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000178802 | 741511109 | PriceSmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178802 | 739276103 | Power Integrations, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178802 | 192422103 | Cognex Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178802 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000178802 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000178802 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000178802 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000178802 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000178802 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000178802 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000178802 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000178802 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000178802 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000178802 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000178802 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000178802 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000178802 | Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	0.50%
C000178802 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	99.50%